Other Non-Current Financial Assets	12 Months Ended
Mar. 31, 2024
Other Non-Current Financial Assets [Abstract]
OTHER NON-CURRENT FINANCIAL ASSETS

NOTE 10A — Other non-current financial assetS

Other non-current financial assets consists of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Deposits	$285,523	$275,049
	$285,523	$275,049